SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Depreciation and amortization calculated using straight-line method (Details)	12 Months Ended
Dec. 31, 2021
Office furniture
Property, Plant and Equipment [Line Items]
Useful life in years	5 years
Computers and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life in years	3 years
Computers and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life in years	5 years